SHARE-BASED COMPENSATION - Share-based compensation related to share options (Details) ¥ in Thousands					1 Months Ended			12 Months Ended
	May 05, 2022 agreement shares	Apr. 20, 2022 shares	Mar. 31, 2022	Dec. 28, 2018 shares	May 31, 2023	Apr. 30, 2022 $ / shares shares	Jul. 31, 2020 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2018	May 31, 2022 shares
SHARE-BASED COMPENSATION
Granted (in shares)									4,073,400		20,341,532
Share awards granted were cancelled								2,443,122	12,600,293		8,913,268
Share options granted, exercise price | $ / shares										$ 0.00002		$ 0.00002
Exercise of share options (in shares)								17,029,713	24,383,373		57,076,970
Sharebased compensation related to share options | ¥								¥ 3,215,549	¥ 2,425,249		¥ 1,538,287
Shengdu
SHARE-BASED COMPENSATION
Percentage of ownership interest acquired		51.00%
RSU
SHARE-BASED COMPENSATION
Sharebased compensation related to share options | ¥								¥ 813,294	¥ 361,071		¥ 34,262
Class A Ordinary Shares
SHARE-BASED COMPENSATION
Ordinary shares, shares issued								3,571,960,220	3,601,547,279	3,601,547,279
Restricted class A ordinary shares | Shengdu
SHARE-BASED COMPENSATION
Restriction period			3 years
Number of shares issued in acquisition		44,315,854
Restricted class A ordinary shares | First anniversary | Shengdu
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares		30.00%
Restricted class A ordinary shares | Second anniversary | Shengdu
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares		30.00%
Restricted class A ordinary shares | Third anniversary | Shengdu
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares		40.00%
2018 Share Option Plan
SHARE-BASED COMPENSATION
Percentage of vesting of granted share options on the first, second, third and fourth anniversary													25.00%
2018 Share Option Plan | Minimum
SHARE-BASED COMPENSATION
Options exercisable term													1 year
2018 Share Option Plan | Maximum
SHARE-BASED COMPENSATION
Options exercisable term													5 years
2018 Share Option Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Granted (in shares)				350,225,435
2020 Global Share Incentive Plan | RSU
SHARE-BASED COMPENSATION
Options exercisable term							10 years
Granted (in shares)							80,000,000	46,425,615
Number of shares percentage on issued and outstanding							1.00%
2020 Global Share Incentive Plan | RSU | Minimum
SHARE-BASED COMPENSATION
Options exercisable term								1 year
2020 Global Share Incentive Plan | RSU | Maximum
SHARE-BASED COMPENSATION
Options exercisable term								5 years
2020 Global Share Incentive Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Share options granted, exercise price | $ / shares						$ 0.00002
Ordinary shares, shares issued						253,246,913
2022 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Maximum number of shares of the company available for issuance														125,692,439
2022 Share Incentive Plan | RSU
SHARE-BASED COMPENSATION
Vesting schedule of the restricted shares | ¥								¥ 1,225,900	¥ 809,400
Sharebased compensation related to share options | ¥								¥ 0
2022 Share Incentive Plan | Class A Ordinary Shares | RSU
SHARE-BASED COMPENSATION
Restriction period	5 years
Number of agreements | agreement	2
2022 Share Incentive Plan | Class A Ordinary Shares | RSU | Mr. PENG Yongdong, chairman and chief executive officer
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares					50.00%
2022 Share Incentive Plan | Class A Ordinary Shares | RSU | Mr. SHAN Yigang, an executive director
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares					50.00%
2022 Share Incentive Plan | Class A Ordinary Shares | RSU | First anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares	50.00%
2022 Share Incentive Plan | Class A Ordinary Shares | RSU | Second anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares	50.00%
2022 Share Incentive Plan | Class A Ordinary Shares | RSU | Third anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares	33.00%
2022 Share Incentive Plan | Class A Ordinary Shares | RSU | Fifth anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares	33.00%
2022 Share Incentive Plan | Restricted class A ordinary shares | Shengdu
SHARE-BASED COMPENSATION
Restriction period	5 years
2022 Share Incentive Plan | Restricted class A ordinary shares | RSU | Fourth anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares	33.00%
2022 Share Incentive Plan | Mr. PENG Yongdong, chairman and chief executive officer | Class A Ordinary Shares | RSU
SHARE-BASED COMPENSATION
Number of shares issued	71,824,250
2022 Share Incentive Plan | Mr. PENG Yongdong, chairman and chief executive officer | Restricted class A ordinary shares | Shengdu
SHARE-BASED COMPENSATION
Number of shares issued	71,824,250
2022 Share Incentive Plan | Mr. SHAN Yigang, an executive director | Class A Ordinary Shares | RSU
SHARE-BASED COMPENSATION
Number of shares issued	53,868,189
2022 Share Incentive Plan | Mr. SHAN Yigang, an executive director | Restricted class A ordinary shares | Shengdu
SHARE-BASED COMPENSATION
Number of shares issued	53,868,189